Consolidated companies and business acquired and divested	12 Months Ended
Dec. 31, 2023
Consolidated companies and businesses acquired and divested [Abstract]
Consolidated companies and businesses acquired and divested	43 Consolidated companies and businesses acquired and divested
Acquisitions and divestments
There were no significant acquisitions in 2023, 2022 or 2021, and there was no significant divestment in
2023.
Divestments 2022
ING announced at 13 December 2022 that it has sold their interest (80%) in Intersoftware Holding BV to the
Sky Group/ DIAS and realised a transaction result of EUR 11.0 million which consists of a profit of EUR 7.0 on sale of InterSoftware Holding BV and the release of the redemption liability of EUR 3.0 million.
Divestments 2021
In  2021 ING decided to discontinue the Czech Retail Banking activities entailing the closure of retail customer accounts /mutual funds and the sale of assets comprising the related government bond portfolio.
The discontinuation of the Czech retail Banking activities in 2021 resulted in EUR 2.5 billion saving accounts being transferred to Raiffeisenbank and the government bond portfolio with a carrying amount of EUR 0.5 billion being sold.
At 12 July 2021, ING announced that it has reached an agreement to transfer ING’s Retail Banking operations in Austria to Bank99. Under the terms of the agreement, approximately EUR 1.7 billion of savings deposits and approximately EUR 1.0 billion of mortgages, approximately EUR 0.4 billion other personal lending and approximately EUR 0.4 billion loans to banks of ING Austria have been transferred to Bank99. In
December 2021 the transaction was completed and a loss on disposal of EUR 26 million was realised. In
2022 some final closing activities resulted in an additional loss of EUR 1 million. ING Austria was included in the segment Retail Challengers & Growth Markets.
In 2021, ING and the board of Makelaarsland agreed to continue Makelaarsland independently. The new board will take over all clients and employees, and services to clients will continue unchanged. The negative result on disposal of group companies from this management buyout amounted to approximately EUR 3 million.
On 28 October 2021 ING announced that its subsidiary Payvision will start phasing out its services as a payment service provider and acquirer. In 2021, Payvision recognised an impairment loss of intangible assets of EUR 44 million, mainly with respect to Brand, IT and Customer relationships and an impairment loss of the deferred tax asset of EUR 14 million.
In December 2021 ING announced that it will leave the retail banking market in France in order to sharpen the focus of its business portfolio. ING and Boursorama (a subsidiary of Société Générale) signed an agreement to offer attractive services to retail customers of ING in France. The exit was finalized end of
2022. ING’s departure from the France retail banking market resulted in transferring EUR 9.7 billion saving accounts to Boursorama. ING will continue its Wholesale Banking activities in France, with a focus on strengthening its position and the ambition to be the go-to bank for sustainable finance.